Related Party Disclosures (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Key management
Disclosure of transactions between related parties [line items]
Number of shares held	25,743	25,019
Ownership Interest (as a percent)	9.10%	12.70%
Other related parties
Disclosure of transactions between related parties [line items]
Number of shares held	121,389	107,140
Ownership Interest (as a percent)	42.70%	54.30%